Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Schedule of intangible assets net by major classes and movement

	rHuEPO	hCDR1	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2017	-	253	253

Additions during the year	-	127	127

Amortized cost at December 31, 2017	-	380	380

	rHuEPO	hCDR1	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2016	848	189	1,037

Additions during the year	-	64	64
Impairment of intangible assets	(848)	-	(848)

Amortized cost at December 31, 2016	-	253	253

	rHuEPO	hCDR1	Other	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2015	2,452	41	5	2,498

Additions during the year	-	148	-	148
Impairment of intangible assets	(1,604)	-	-	(1,604)
Disposal	-	-	(5)	(5)

Amortized cost at December 31, 2015	848	189	-	1,037